SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997 AS SUPPLEMENTED SEPTEMBER 2, 1997 FOR PACIFIC SELECT EXEC, PACIFIC SELECT CHOICE, PACIFIC SELECT ESTATE PRESERVER AND
                      PACIFIC SELECT ESTATE PRESERVER II
                                 LAST SURVIVOR
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                      AND PACIFIC SELECT ESTATE MAXIMIZER
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                 EACH ISSUED BY PACIFIC LIFE INSURANCE COMPANY

     Capitalized terms used in this supplement are defined in the prospectuses referred to above or the M Fund's prospectus.

INTRODUCTION

     A Policy Owner may choose to allocate net premium payments to four additional options available under the Policy (the "Investment Options") that are funded through the Variable Accounts of the Separate Account: The Edinburgh Overseas Equity Variable Account ("Variable Account I"), Turner Core Growth Variable Account ("Variable Account II"), the Frontier Capital Appreciation Variable Account ("Variable Account III"), and the Enhanced U.S. Equity Variable Account ("Variable Account IV"). A Policy Owner also may transfer Accumulated Value to the Variable Accounts funding these additional Variable Investment Options. The Variable Accounts funding the additional Variable Investment Options invest in the following corresponding portfolios ("Portfolios") of M Fund, Inc. ("M Fund"):

        Variable Account I:   Edinburgh Overseas Equity Fund
        Variable Account II:  Turner Core Growth Fund
        Variable Account III: Frontier Capital Appreciation Fund
        Variable Account IV:  Enhanced U.S. Equity Fund

     In addition to these Investment Options, a Policy Owner may allocate all or a portion of net premium payments and transfer Accumulated Value to the Variable Accounts or the Fixed Account of Pacific Life Insurance Company ("Pacific Life," "we", "us", or "our", formerly known as Pacific Mutual Life Insurance Company) described in the accompanying prospectus for the Policy.

     Except as described below in relation to the four additional Variable Investment Options, all features of the Policy and all operational procedures regarding the Policy remain in effect as described in the Policy's prospectus.

INFORMATION ABOUT M FUND

M FUND, INC.

     M Fund is a diversified, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                                       ----
All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

     The chart below summarizes some basic information about each Portfolio of M Fund offered to the Separate Account. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of M Fund, including information on the risks associated with the investments and investment techniques of each Portfolio of M Fund.

     M FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS SUPPLEMENT AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                Primary Investments         Investment
                                                   (under normal         Adviser/Portfolio
Portfolio                     Objective            circumstances)             Manager
----------------------  ---------------------  ----------------------  ---------------------
Edinburgh Overseas      Long-term capital      Common stock and        M Financial Invest-
Equity Fund             appreciation with      common stock equi-      ment Advisers, Inc.
                        reasonable invest-     valents of foreign      ("MFIA")/Edinburgh
                        ment risk through      issuers, including      Fund Managers plc.
                        active management      smaller issuers and
                        and investment in      issuers located in
                        common stock and       small, emerging
                        common stock equi-     markets
                        valents of foreign
                        issuers

Turner Core Growth      Long-term capital      Common stocks that      MFIA/Turner
Fund                    appreciation through   show strong earnings    Investment Partners,
                        a diversified port-    potential with          Inc.
                        folio of common        reasonable market
                        stocks that show       prices
                        strong earnings
                        potential with
                        reasonable market
                        prices

Frontier Capital        Maximum capital        Common stock of com-    MFIA/Frontier
Appreciation Fund       appreciation through   panies of all sizes,    Capital Management
                        investment in common   with emphasis on        Company, Inc.
                        stock of companies     stocks of small- to
                        of all sizes, with     medium-capitaliza-
                        emphasis on stocks     tion companies
                        of small- to medium-   (i.e., companies
                        capitalization         with market capi-
                        companies              talization of less
                                               than $3 billion)

Enhanced U.S. Equity    Above-market total     Common stocks of        MFIA/Franklin
Fund                    return through in-     companies perceived     Portfolio Associates
                        vestment in common     to provide a return     LLC
                        stock of companies     higher than that of
                        perceived to provide   the S&P 500 at
                        a return higher than   approximately the
                        that of the            same level of
                        Standard & Poor's      investment risk
                        500 Composite Stock
                        Price Index ("S&P
                        500") at approxi-
                        mately the same
                        level of investment
                        risk as the S&P 500

THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS

     M Financial Investment Advisers, Inc. ("MFIA") serves as Investment Adviser to each Portfolio of M Fund. MFIA has engaged other firms, as shown in the chart above, to serve as Portfolio Managers under the supervision of MFIA and M Fund's Board of Directors.

     We assume no responsibility for the operation of M Fund or any Portfolio thereof, or the compliance of M Fund or the Portfolio with any applicable law.

SUMMARY OF THE POLICY

     The following supplements the discussion included in the Policy's prospectus under "SUMMARY OF THE POLICY: Charges and Deductions".

M FUND EXPENSES AFTER EXPENSE LIMITATION (as a percentage of each Fund's average net assets).

                                       ADVISORY     OTHER      TOTAL
                                          FEE     EXPENSES   EXPENSES
                                       ---------  ---------  ---------
Edinburgh Overseas Equity Fund            1.05%       .25%      1.30%
Turner Core Growth Fund                    .45%       .25%       .70%
Frontier Capital Appreciation Fund         .90%       .25%      1.15%
Enhanced U.S. Equity Fund                  .55%       .25%       .80%

     The expenses listed for each of the M Fund Portfolios reflect current expenses for the period January 4, 1996 (commencement of operations) through December 31, 1996, and reflect the policy of MFIA to pay operating expenses of M Fund (not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent such expenses, as accrued for each Portfolio from January 4, 1996 through December 31, 1996, exceed .25% of that Portfolio's average daily net assets on an annualized basis. In the absence of this policy, such expenses would have exceeded the expense cap and total expenses for the period January 4, 1996 through December 31, 1996, exclusive of interest on loans, would have been 7.34% for the Edinburgh Overseas Equity Fund, 8.51% for the Turner Core Growth Fund, 8.19% for the Frontier Capital Appreciation Fund and 12.45% for the Enhanced U.S. Equity Fund, respectively, MFIA has extended this policy through December 31, 1997. There can be no assurance that MFIA will continue this policy in the future.

     M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value, which in turn is used to compute the corresponding Variable Account's Accumulation Unit Value. M Fund's investment advisory fees and operating expenses are more fully described in M Fund's prospectus, which accompanies this prospectus.

THE POLICY

     All features of the Policy described in its prospectus remain intact.

     The following discussion supplements the one included in the Policy's prospectus under "CHARGES AND DEDUCTIONS - Other Charges."

     OTHER CHARGES

          M Fund and each of its Portfolios incur certain charges, including the investment advisory fee, and certain operating expenses. M Fund is governed by its Board of Directors. M Fund's expenses are not fixed or specified under the terms of the Policy, and these expenses may vary from year to year. The advisory fees and other expenses are more fully described in the prospectus of M Fund.

     We will exercise voting rights attributable to shares of M Fund consistent with the discussion in the prospectus on "Voting of Fund Shares." The rights we have as described in the prospectus under "Disregard of Voting Instructions" and "Substitution of Investments" also apply to M Fund and its Portfolios.

REPORT TO OWNERS

     We will send to each Policy Owner any annual and semiannual reports containing financial statements for M Fund that we receive from that fund.

ILLUSTRATIONS

     For the M Fund Portfolios, the investment advisory fees for the period January 4, 1996 (commencement of operations of the Portfolios) through December 31, 1996 were equivalent to the following annual rates of the average daily net assets of the Portfolios: 1.05% for the Edinburgh Overseas Equity Fund, 0.45% for the Turner Core Growth Fund, 0.90% for the Frontier Capital Appreciation Fund, and 0.55% for the Enhanced U.S. Equity Fund. Foreign taxes (annualized) were equal to 0.22% and 0.02% of the average daily net assets of the Edinburgh Overseas Equity Fund, and the Enhanced U.S. Equity Fund, respectively. Upon request, we will furnish individualized illustrations reflecting allocation of net premiums to one or more of the Variable Accounts that each invest in a corresponding Portfolio of M Fund, which will reflect the expenses (after payment of certain operating expenses by MFIA) of the Portfolio(s), described above, and under "SUMMARY OF THE POLICY: Charges and Deductions".


Supplement Dated September 2, 1997
Form No. 15-20535-02